Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
the Company is providing the following information about the relationship between executive compensation as reported in the Summary Compensation Table, “Compensation Actually Paid” (“CAP”) as defined by the SEC, and certain financial performance of the Company. CAP is calculated in accordance with SEC rules and does not reflect the actual amount of compensation earned or paid during the applicable year.
The following table shows the total compensation from the Summary Compensation Table and the CAP for the Company’s Chief Executive Officer (”CEO”), and the average CAP paid to the other non-CEO
named executive officers (“NEOs”) during each of the last three years. The table also provides information on the Corporation’s Total Shareholder Return (“TSR”) and the Company’s Net Income.

Year	Summary Compensation Table Total for CEO (1)		Compensation Actually Paid to CEO (2)		Average Summary Compensation Table Total for NEOs (3)		Average Compensation Actually Paid to NEOs (4)		Value of Initial Fixed $100 Investment Based On TSR (5)		Net Income (thousands) (6)
(a)	(b	)	(c	)	(d	)	(e	)	(f	)	(g	)
2024	1,440,493		1,716,832		818,926		977,005		119.89		10,242
2023	1,477,217		2,002,312		848,063		1,120,437		132.15		25,765
2022	1,314,194		1,632,724		787,626		933,903		142.55		26,494

(1)
The CEO, included in all years above, is Mr. Dietzler. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Dietzler for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of CAP to Mr. Dietzler. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dietzler during the applicable year. The following adjustments were made to Mr. Dietzler’s total compensation for each year to determine his CAP:

Year	Reported Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to CEO ($)
2024	1,440,493	325,130	276,338	1,716,832
2023	1,477,217	281,428	525,095	2,002,312
2022	1,314,194	202,192	318,530	1,632,724

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) an amount equal to the change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, an amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	17,620	180,792	N/A	77,926	N/A	—	276,338
2023	10,741	366,004	N/A	128,210	N/A	20,140	525,095
2022	10,776	163,844	N/A	128,210	N/A	15,700	318,530

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are Mr. O’Donnell and Ms. Adkins.

(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs during the applicable year. The following adjustments were made to average total compensation for the NEOs for each year to determine the CAP, using the same methodology described in Note 2 above:

Year	Average Reported Summary Compensation Table Total for NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to NEOs ($)
2024	818,926	173,114	158,079	977,005
2023	848,063	148,317	272,374	1,120,437
2022	787,626	118,427	146,277	933,903

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	9,382	104,306	N/A	44,391	N/A	—	158,079
2023	5,661	209,750	N/A	45,955	N/A	11,008	272,374
2022	6,312	85,443	N/A	45,955	N/A	8,567	146,277

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of cash dividends for the measurement period, assuming dividend reinvestment, and the difference between the Corporation’s share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are Mr. O’Donnell and Ms. Adkins.

PEO Total Compensation Amount	$ 1,440,493	$ 1,477,217	$ 1,314,194
PEO Actually Paid Compensation Amount	$ 1,716,832	2,002,312	1,632,724
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to CEO ($)
2024	1,440,493	325,130	276,338	1,716,832
2023	1,477,217	281,428	525,095	2,002,312
2022	1,314,194	202,192	318,530	1,632,724

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	17,620	180,792	N/A	77,926	N/A	—	276,338
2023	10,741	366,004	N/A	128,210	N/A	20,140	525,095
2022	10,776	163,844	N/A	128,210	N/A	15,700	318,530

Non-PEO NEO Average Total Compensation Amount	$ 818,926	848,063	787,626
Non-PEO NEO Average Compensation Actually Paid Amount	$ 977,005	1,120,437	933,903
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to NEOs ($)
2024	818,926	173,114	158,079	977,005
2023	848,063	148,317	272,374	1,120,437
2022	787,626	118,427	146,277	933,903

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	9,382	104,306	N/A	44,391	N/A	—	158,079
2023	5,661	209,750	N/A	45,955	N/A	11,008	272,374
2022	6,312	85,443	N/A	45,955	N/A	8,567	146,277

Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR
The amount of CAP to Mr. Dietzler, our CEO, is aligned with the Company’s TSR for the years ended December 31, 2022 and 2024, but not for the year ended December 31, 2023. When using the value of stock at December 31, 2021 as a benchmark, and stating the value of an initial fixed investment of $100, our TSR rose to 142.55 in 2022, decreased to $132.15 in 2023 and decreased to $119.89 in 2024. As reflected in the above analysis, the CAP to our CEO increased by 32.8% in 2022, and by 20.3% in 2023, but decreased by 15.4% in 2024. A significant portion of the CAP to the CEO in 2023 is comprised of both an increase in base salary in 2023 that reflects our strong performance in 2022 and equity awards, tranches of which were granted in 2023 and previous tranches vesting in 2023 causing a more significant rise in compensation actually paid for that year. The decrease in the CAP to the CEO in 2024 related mainly to the year over year change in fair value of vested and unvested equity awards, which decreased by $248,757, or 47.4% from 2023 amounts.
The amount of CAP to our NEOs as a group is aligned with the Company’s TSR for the years ended December 31, 2022 and 2024, but not for year ended December 31, 2023. The changes to our TSR are outlined above. As reflected in the above analysis, the CAP for the NEOs increased by 16.1% in 2022 and 18.2% in 2023 (as opposed to a 7.9% decrease in the TSR in 2023), but decreased by 14.7% in 2024 (in line with the 10.2% decrease in our TSR in 2024). The change in the CAP to the NEOs in 2023 is comprised of both an increase in base salary in 2023 that reflects our strong performance in 2022, and more significantly, an increase in the value of equity awards, tranches of which were granted in 2023 and previous tranches vesting in 2023 causing a more significant rise in compensation actually paid for that year. The decrease in the CAP to our NEOs in 2024 is related mostly to the year over year change in fair value of vested and unvested equity awards, which decreased by $114,395, or 42.00% over 2023 amounts. Further information regarding these awards can be found above in our Summary Compensation Table.

Compensation Actually Paid vs. Net Income
CAP and Net Income
In 2022, our net income has increased by 17.8%. In 2023 our net income decreased by 2.8% against the previous net income from 2022. In 2024, our net income has decreased by 60.2% against the previous net income from 2023. The CAP for our CEO increased by 32.8%, 20.3%, and decreased by 15.4%, respectfully, in 2022, 2023, and 2024. The CAP for our NEOs increased by 16.1%, 18.2%, and decreased by 13.68% respectfully, in 2022, 2023, and 2024.

Total Shareholder Return Amount	$ 119.89	132.15	142.55
Net Income (Loss)	$ 10,242,000	25,765,000	26,494,000
PEO Name	Mr. Dietzler
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 276,338	525,095	318,530
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	325,130	281,428	202,192
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,620	10,741	10,776
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,792	366,004	163,844
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,926	128,210	128,210
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	20,140	15,700
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,079	272,374	146,277
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,114	148,317	118,427
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,382	5,661	6,312
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,306	209,750	85,443
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,391	45,955	45,955
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 11,008	$ 8,567